Investment in Joint Venture	12 Months Ended
Dec. 31, 2024
Investment In Joint Venture Details [Abstract]
Investment in Joint Venture

6.INVESTMENT IN JOINT VENTURE

The investment in joint venture balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Investment in joint venture:
JCU	$20,663	$17,290
	$20,663	$17,290

A summary of the investment in JCU is as follows:

(in thousands)

Balance-December 31, 2023	$17,290
Investment at cost:
Additional investment in JCU	3,357
Equity share of income	16
Balance-December 31, 2024	$20,663

JCU is a private company that holds a portfolio of twelve uranium project joint venture interests in Canada, including a 10% interest in the WRJV, a 30.099% interest in the Millennium project (Cameco Corporation 69.901%), a 33.8118% interest in the Kiggavik project (Orano Canada Inc. 66.1882%), and a 34.4508% interest in the Christie Lake project (Uranium Energy Corp. 65.5492%).

In 2024, each shareholder of JCU funded operations with an investment in JCU of $3,357,000. The investment was made by share subscription, where each shareholder acquired additional common shares in JCU in accordance with each shareholder’s pro-rata ownership interest in JCU. As a result, the Company’s ownership interest in JCU remained unchanged at 50%.

The following tables summarize the consolidated financial information of JCU on a 100% basis, taking into account adjustments made by Denison for equity accounting purposes (including fair value adjustments and differences in accounting policies). Denison records its equity share of earnings (loss) in JCU one month in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting.

	At December 31	At December 31
(in thousands)	2024	2023

Total current assets(1)	$3,226	$525
Total non-current assets	38,838	38,666
Total current liabilities	(544)	(381)
Total non-current liabilities	(194)	(4,230)
Total net assets	$41,326	$34,580

	Twelve Months Ended	Twelve Months Ended
	November 30, 2024(2)	November 30, 2023(2)

Revenue	$—	$—
Net income (loss)	32	(8,799)
Other comprehensive income	—	—

Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU–at December 31	$34,580	$38,609
Net income (loss)	32	(8,799)
Investment from owners	6,714	4,770
Net assets of JCU–at November 30	$41,326	$34,580
Denison ownership interest	50.00%	50.00%
Investment in JCU	$20,663	$17,290
(1)	Included in current assets are $3,226,000 in cash and cash equivalents (December 31, 2023 - $525,000).
(2)	Represents JCU net loss for the twelve months ended November 30 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies.